Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Net earned premiums	$ 0.8	$ 1.0	$ 4.5
Net investment income	2.0	2.1	2.4
Net realized (losses) gains on investments	(0.2)	0.1	5.5
Amortization of deferred gains and gains on disposal of businesses	0.8	3.0	26.7
Total revenues	3.4	6.2	39.1
Benefits, losses and expenses
Policyholder benefits	0.2	0.4	3.0
Underwriting, general and administrative expenses	0.8	0.7	1.2
Total benefits, losses and expenses	1.0	1.1	4.2
Income before provision for income taxes	2.4	5.1	34.9
Provision for income taxes	0.4	2.2	13.4
Net income	$ 2.0	$ 2.9	$ 21.5